Pension Plan and Employee Benefits - Amounts Recognized in Other Comprehensive Income (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PENSION BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) occurring during period	$ 19,075	$ 9,722
Net actuarial loss amortized during period	7,849	12,313
Prior service credit amortized during period	(71)	(71)
Expected net actuarial loss (gain)	14,824
Expected prior service credit	(60)
Net actuarial loss	151,603	140,377
Prior service credit	(60)	(131)
OTHER BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) occurring during period	13,897	(1,106)
Net actuarial loss amortized during period	21	135
Prior service credit amortized during period	0	0
Expected net actuarial loss (gain)	1,355
Expected prior service credit	0
Net actuarial loss	15,732	1,814
Prior service credit	0	0
SERP BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) occurring during period	11,608	(5,163)
Net actuarial loss amortized during period	1,544	2,913
Prior service credit amortized during period	(160)	(160)
Expected net actuarial loss (gain)	3,171
Expected prior service credit	(160)
Net actuarial loss	28,731	17,261
Prior service credit	$ (1,678)	$ (1,837)